Investments (Changes in Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance at January 1,	$ 7,273	$ 3,704	$ 6,339
Fixed maturity securities on which noncredit OTTI losses have been recognized	27	83	107
Unrealized investment gains (losses) during the year	(7,580)	8,313	(11,205)
Unrealized investment gains (losses) relating to:
Future policy benefits	1,957	(1,354)	4,510
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	3	(8)	(7)
DAC, VOBA and DSI	346	(197)	510
Policyholder dividend obligation	1,372	(1,384)	2,057
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(11)	(26)	(35)
Deferred income tax benefit (expense)	(1,386)	1,858	(1,428)
Net unrealized investment gains (losses)	4,773	7,273	3,704
Net unrealized investment gains (losses) attributable to noncontrolling interests	0	0	0
Balance at December 31,	4,773	7,273	3,704
Change in net unrealized investment gains (losses)	(2,500)	3,569	(2,635)
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	0	0	0
Change in net unrealized investment gains (losses) attributable to Metropolitan Life Insurance Company	$ (2,500)	$ 3,569	$ (2,635)